Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Trade and other payables [abstract]
Trade creditors	$ 4,574	$ 3,996
Other creditors	1,406	1,560
Total	5,980	5,556
Current	5,977	5,551
Non-current	$ 3	$ 5